Document And Entity Information	Apr. 23, 2025
Document Information [Line Items]
Entity, Registrant Name	ART’S-WAY MANUFACTURING CO., INC.
Document, Type	8-K/A
Document, Period End Date	Apr. 23, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-05131
Entity, Tax Identification Number	42-0920725
Entity, Address, Address Line One	5556 Highway 9
Entity, Address, City or Town	Armstrong
Entity, Address, State or Province	IA
Entity, Address, Postal Zip Code	50514
City Area Code	712
Local Phone Number	208-8467
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ARTW
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 04-23-25
Amendment Flag	true
Entity, Central Index Key	0000007623